Loans and Advances (Tables)	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Summary of Loans and Advances
The following tables present loans and advances at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥111,730,401	¥3,795,243	¥1,391,224	¥116,916,868

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(391,181)
Less: Allowance for loan losses	(175,289)	(258,280)	(556,599)	(990,168)

Carrying amount				¥115,535,519

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥100,846,789	¥3,700,816	¥1,406,094	¥105,953,699

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)
Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

Reconciliation of Allowance for Loan Losses
Reconciliation of allowance for loan losses is as follows:

	At September 30, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2022	¥162,919	¥247,020	¥583,115	¥993,054
Net transfers between stages	(7,616)	(8,529)	16,145	—
Provision for loan losses	12,104	5,737	69,148	86,989
Charge-offs (1)	—	—	142,198	142,198
Recoveries	—	—	10,467	10,467

Net charge-offs	—	—	131,731	131,731
Others (2)	7,882	14,052	19,922	41,856

Balance at September 30, 2022	¥175,289	¥258,280	¥556,599	¥990,168

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2021	¥170,156	¥255,909	¥423,222	¥849,287
Net transfers between stages	(8,713)	(1,465)	10,178	—
Provision (credit) for loan losses	(2,382)	(14,193)	30,430	13,855
Charge-offs (1)	—	—	72,949	72,949
Recoveries	—	—	7,032	7,032

Net charge-offs	—	—	65,917	65,917
Others (2)	828	1,131	824	2,783

Balance at September 30, 2021	¥159,889	¥241,382	¥398,737	¥800,008

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2022 and 2021.

Summary of Key Factor of the Macroeconomic Scenarios	The following table shows the growth rates of the Japanese and global GDP, which are the key factors of the macroeconomic scenarios, under the base scenario.

	For the fiscal year ending March 31,
	2023	2024

	(%)
Japanese GDP	2.0	2.0
Global GDP	2.9	2.9